Revenue - Schedule of Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 1,804.3	$ 1,765.9
Rest of Year Ending March 31, 2024
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	1,013.7
2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations		1,180.1
2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	661.2	486.3
2027
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	72.3	48.5
Thereafter
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations	$ 57.1	$ 51.0